Other Non-Current Assets - Schedule of Non-Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other Assets, Noncurrent [Abstract]
Advances made under EPC and non-EPC contracts	$ 26	$ 69
Advances made to municipalities for water system enhancements	97	99
Advances and other asset conveyances to third parties to support LNG terminals	48	53
Tax-related payments and receivables	29	31
Equity method investments	64	10
Cost method investments	0
Other	24	40
Other non-current assets, net	$ 288	$ 302